Property, Plant and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 94,865	$ 122,753
Amortization expense	13,000	13,000
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	55,000	43,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 21,000